Short-term Investments (Parenthetical) (Detail)						2 Months Ended						2 Months Ended						1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Investment contracts Huaneng Trust CNY		Sep. 30, 2013 Investment contracts China Merchant Bank USD ($)	Sep. 30, 2013 Investment contracts China Merchant Bank CNY	Dec. 31, 2013 Investment contracts China Merchant Bank USD ($)		Dec. 31, 2013 Investment contracts China Merchant Bank CNY		Sep. 30, 2013 Investment contracts Minsheng Baoteng Plan USD ($)	Sep. 30, 2013 Investment contracts Minsheng Baoteng Plan CNY	Dec. 31, 2013 Investment contracts Minsheng Baoteng Plan USD ($)		Dec. 31, 2013 Investment contracts Minsheng Baoteng Plan CNY		Jun. 30, 2013 Investment contracts China Merchant Bank, Shanghai Branch USD ($)	Jun. 30, 2013 Investment contracts China Merchant Bank, Shanghai Branch CNY	Apr. 30, 2012 Ningbo Poly Real Estate Co Ltd Huaneng Trust Held-to-maturity Security CNY	Jun. 30, 2012 China Enterprise Huaneng Trust Held-to-maturity Security CNY
Schedule of Held-to-maturity Securities [Line Items]
Invested in a real estate project																				300,000,000	300,000,000
Short-term investments	$ 462,475,189	2,799,686,050	739,314,900	600,000,000	[1],[2]	$ 131,688,059	797,200,000	$ 263,838,645	[3],[4]	1,597,200,000	[3],[4]	$ 157,259,197	952,000,000	$ 157,259,197	[5]	952,000,000	[5]	$ 132,150,586	800,000,000
Investment Maturity period						6 months	6 months					1 year	1 year					1 year	1 year	1 year	1 year
Percentage of return on investment						4.80%	4.80%					6.00%	6.00%					5.00%	5.00%	8.50%	8.30%

[1]	In April 2012, the Group made an investment of RMB300,000,000, with a maturity term of one year, in Huaneng Guicheng Trust ("Huaneng Trust"), which was used to fund Ningbo Poly Real Estate Co., Ltd. ("Ningbo Poly"), a real estate development company with operations throughout the PRC. The short-term investment, after deducting management fees charged by the Huaneng Trust, was expected to yield a net return to the Group of 8.5%. The principal and interest of the investment were guaranteed by Poly HK Co. Ltd., a company listed on the Hong Kong Stock Exchange and Poly Real Estate Group Limited, a subsidiary of Poly HK Co., Ltd. Proceeds with respect to this investment were received by the Group on April 9, 2013.
[2]	In June 2012, the Group made another investment in Huaneng Trust of RMB300,000,000, with a maturity term of one year, which was used to fund a short-term loan provided to China Enterprise, a commercial and residential real estate development company with operations throughout the PRC. The short-term investment, after deducting management fees charged by Huaneng Trust, was expected to yield a net return to the Group of 8.3%. The principal and interest of the investment loan were guaranteed by a regional real estate company in Shanghai. Proceeds with respect to this investment were received by the Group on the maturity date, June 20, 2013.
[3]	In June 2013, the Group made an investment with China Merchant Bank, Shanghai Branch, in the amount of RMB800,000,000 (US$132,150,586), as a pledge for the loan obtained from China Merchant Bank, Hong Kong Branch (Note 12). This short-term investment has a maturity term of one year and is expected to yield a return of 5% to the Group.
[4]	In August and September 2013, the Group made investments with China Merchant Bank in the aggregate amount of RMB797,200,000 (US$131,688,059). The investments have maturity terms of six months and are expected to yield a return of 4.8% to the Group.
[5]	In August and September 2013, the Group made investments in the Minsheng Baoteng Plan with Minsheng Royal Asset Management in the aggregate amount of RMB952,000,000 (US$157,259,197). The short-term investments have maturity terms of one year and are expected to yield a return of 6% to the Group.